CONDENSED STATEMENTS OF PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series A Preferred Stock	Preferred Stock Series A-3 preferred stock	Preferred Stock Series B Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Series A Preferred Stock	Series B Preferred Stock	Total
Balance at the beginning at Dec. 31, 2016				$ 11,000			$ (9,029,000)			$ (9,018,000)
Balance at the beginning (in shares) at Dec. 31, 2016				1,369,212
Balance at the beginning at Dec. 31, 2016	$ 15,000,000
Balance at the beginning (in shares) at Dec. 31, 2016	15,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation					$ 75,000					75,000
Net loss							(15,469,000)			(15,469,000)
Balance at the end at Dec. 31, 2017				$ 1,000	84,000		(24,498,000)			$ (24,413,000)
Balance at the end (in shares) at Dec. 31, 2017				1,369,212						1,369,212
Balance at the end at Dec. 31, 2017	$ 40,000,000							$ 40,000,000		$ 40,000,000
Balance at the end (in shares) at Dec. 31, 2017	40,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation					24,000					24,000
Net loss							(4,996,000)			(4,996,000)
Balance at the end at Mar. 31, 2018				$ 1,000	108,000		(29,494,000)			(29,385,000)
Balance at the end (in shares) at Mar. 31, 2018				1,369,212
Balance at the end at Mar. 31, 2018	$ 40,000,000
Balance at the end (in shares) at Mar. 31, 2018	40,000,000
Balance at the beginning at Dec. 31, 2017				$ 1,000	84,000		(24,498,000)			$ (24,413,000)
Balance at the beginning (in shares) at Dec. 31, 2017				1,369,212						1,369,212
Balance at the beginning at Dec. 31, 2017	$ 40,000,000							40,000,000		$ 40,000,000
Balance at the beginning (in shares) at Dec. 31, 2017	40,000,000
Increase (Decrease) in Stockholders' Deficit
Net loss										(15,937,000)
Balance at the end at Sep. 30, 2018				$ 1,000	222,000		(40,435,000)			(40,212,000)
Balance at the end (in shares) at Sep. 30, 2018				1,369,212
Balance at the end at Sep. 30, 2018	$ 71,000,000
Balance at the end (in shares) at Sep. 30, 2018	68,181,819
Balance at the beginning at Dec. 31, 2017				$ 1,000	84,000		(24,498,000)			$ (24,413,000)
Balance at the beginning (in shares) at Dec. 31, 2017				1,369,212						1,369,212
Balance at the beginning at Dec. 31, 2017	$ 40,000,000							40,000,000		$ 40,000,000
Balance at the beginning (in shares) at Dec. 31, 2017	40,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation					263,000					263,000
Issuance of stock		$ 31,000,000	$ 91,223,000	$ 5,600	4,000					4,000
Issuance of stock (in shares)		28,181,819	56,828,851
Net loss							(22,799,000)			(22,799,000)
Balance at the end at Dec. 31, 2018				$ 1,000	352,000		(47,297,000)			$ (46,944,000)
Balance at the end (in shares) at Dec. 31, 2018				1,374,812						1,374,812
Balance at the end at Dec. 31, 2018	$ 71,000,000		$ 91,223,000					71,000,000	$ 91,223,000	$ 162,223,000
Balance at the end (in shares) at Dec. 31, 2018	68,181,819		56,828,851
Balance at the beginning at Mar. 31, 2018				$ 1,000	108,000		(29,494,000)			(29,385,000)
Balance at the beginning (in shares) at Mar. 31, 2018				1,369,212
Balance at the beginning at Mar. 31, 2018	$ 40,000,000
Balance at the beginning (in shares) at Mar. 31, 2018	40,000,000
Increase (Decrease) in Stockholders' Deficit
Initial public offering, net of issuance costs of $9.4 million		$ 31,000,000
Initial public offering, net of issuance costs of $9.4 million (in shares)		28,181,819
Stock based compensation					24,000					24,000
Net loss							(5,231,000)			(5,231,000)
Balance at the end at Jun. 30, 2018				$ 1,000	132,000		(34,725,000)			(34,592,000)
Balance at the end (in shares) at Jun. 30, 2018				1,369,212
Balance at the end at Jun. 30, 2018	$ 71,000,000
Balance at the end (in shares) at Jun. 30, 2018	68,181,819
Increase (Decrease) in Stockholders' Deficit
Stock based compensation					90,000					90,000
Net loss							(5,710,000)			(5,710,000)
Balance at the end at Sep. 30, 2018				$ 1,000	222,000		(40,435,000)			(40,212,000)
Balance at the end (in shares) at Sep. 30, 2018				1,369,212
Balance at the end at Sep. 30, 2018	$ 71,000,000
Balance at the end (in shares) at Sep. 30, 2018	68,181,819
Balance at the beginning at Dec. 31, 2018				$ 1,000	352,000		(47,297,000)			$ (46,944,000)
Balance at the beginning (in shares) at Dec. 31, 2018				1,374,812						1,374,812
Balance at the beginning at Dec. 31, 2018	$ 71,000,000		$ 91,223,000					71,000,000	91,223,000	$ 162,223,000
Balance at the beginning (in shares) at Dec. 31, 2018	68,181,819		56,828,851
Increase (Decrease) in Stockholders' Deficit
Stock based compensation					383,000					383,000
Issuance of stock					4,000					4,000
Issuance of stock (in shares)				4,697
Net loss							(6,155,000)			(6,155,000)
Balance at the end at Mar. 31, 2019				$ 1,000	739,000		(53,452,000)			(52,712,000)
Balance at the end (in shares) at Mar. 31, 2019				1,379,509
Balance at the end at Mar. 31, 2019	$ 71,000,000		$ 91,223,000
Balance at the end (in shares) at Mar. 31, 2019	68,181,819		56,828,851
Balance at the beginning at Dec. 31, 2018				$ 1,000	352,000		(47,297,000)			$ (46,944,000)
Balance at the beginning (in shares) at Dec. 31, 2018				1,374,812						1,374,812
Balance at the beginning at Dec. 31, 2018	$ 71,000,000		$ 91,223,000					$ 71,000,000	$ 91,223,000	$ 162,223,000
Balance at the beginning (in shares) at Dec. 31, 2018	68,181,819		56,828,851
Increase (Decrease) in Stockholders' Deficit
Unrealized loss on marketable securities										(58,000)
Net loss										(22,810,000)
Balance at the end at Sep. 30, 2019				$ 23,000	240,791,000	$ (58,000)	(70,107,000)			$ 170,649,000
Balance at the end (in shares) at Sep. 30, 2019				22,739,345						22,739,345
Balance at the beginning at Mar. 31, 2019				$ 1,000	739,000		(53,452,000)			$ (52,712,000)
Balance at the beginning (in shares) at Mar. 31, 2019				1,379,509
Balance at the beginning at Mar. 31, 2019	$ 71,000,000		$ 91,223,000
Balance at the beginning (in shares) at Mar. 31, 2019	68,181,819		56,828,851
Increase (Decrease) in Stockholders' Deficit
Initial public offering, net of issuance costs of $9.4 million				$ 6,000	76,848,000					76,854,000
Initial public offering, net of issuance costs of $9.4 million (in shares)				5,750,000
Conversion of preferred stock to common stock	$ (71,000,000)		$ (91,223,000)	$ 15,000	162,208,000					162,223,000
Conversion of preferred stock to common stock (in shares)	(68,181,819)		(56,828,851)	15,560,569
Stock based compensation					412,000					412,000
Issuance of stock				$ 1,000	38,000					39,000
Issuance of stock (in shares)				24,687
Net loss							(8,221,000)			(8,221,000)
Balance at the end at Jun. 30, 2019				$ 23,000	240,245,000		(61,673,000)			178,595,000
Balance at the end (in shares) at Jun. 30, 2019				22,714,765
Increase (Decrease) in Stockholders' Deficit
Stock based compensation					524,000					524,000
Issuance of stock					22,000					22,000
Issuance of stock (in shares)				24,580
Unrealized loss on marketable securities						(58,000)				(58,000)
Net loss							(8,434,000)			(8,434,000)
Balance at the end at Sep. 30, 2019				$ 23,000	$ 240,791,000	$ (58,000)	$ (70,107,000)			$ 170,649,000
Balance at the end (in shares) at Sep. 30, 2019				22,739,345						22,739,345